AVE MARIA VALUE FUND

SCHEDULE OF INVESTMENTS

March 31, 2024 (Unaudited)

COMMON STOCKS - 98.2%	Shares	Fair Value
Consumer Discretionary - 5.1%
Leisure Products - 2.6%
YETI Holdings, Inc. *	265,000	$10,215,750

Retail - Discretionary - 2.5%
Winmark Corporation	26,600	9,621,220

Energy - 18.8%
Oil & Gas Producers - 14.6%
Chesapeake Energy Corporation	75,000	6,662,250
ConocoPhillips	110,000	14,000,800
Occidental Petroleum Corporation	185,000	12,023,150
Permian Basin Royalty Trust	867,976	10,502,510
Pioneer Natural Resources Company	50,700	13,308,750
		56,497,460
Oil & Gas Services & Equipment - 4.2%
Schlumberger Ltd.	294,000	16,114,140

Financials - 13.6%
Banking - 3.7%
Hingham Institution For Savings (The)	81,087	14,146,438

Institutional Financial Services - 5.2%
CME Group, Inc.	30,000	6,458,700
Intercontinental Exchange, Inc.	100,000	13,743,000
		20,201,700
Insurance - 4.7%
Brown & Brown, Inc.	167,150	14,632,311
Markel Group, Inc. *	2,450	3,727,626
		18,359,937
Health Care - 12.8%
Health Care Facilities & Services - 3.0%
Chemed Corporation	18,300	11,747,319

Medical Equipment & Devices - 9.8%
Alcon, Inc.	110,000	9,161,900
Haemonetics Corporation *	151,000	12,887,850
Mirion Technologies, Inc. *	1,390,000	15,804,300
		37,854,050
Industrials - 14.8%
Aerospace & Defense - 1.6%
HEICO Corporation - Class A	40,000	6,157,600

Electrical Equipment - 7.4%
A.O. Smith Corporation	113,000	10,108,980
Allegion plc	76,000	10,237,960
Otis Worldwide Corporation	85,000	8,437,950
		28,784,890

AVE MARIA VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.2% (Continued)	Shares	Fair Value
Industrials - 14.8% (Continued)
Industrial Intermediate Products - 4.1%
Armstrong World Industries, Inc.	90,000	$11,179,800
Distribution Solutions Group, Inc. *	126,000	4,470,480
		15,650,280
Industrial Support Services - 1.7%
U-Haul Holding Company	97,200	6,481,296

Materials - 8.1%
Chemicals - 2.3%
Valvoline, Inc. *	200,000	8,914,000

Metals & Mining - 5.8%
Franco-Nevada Corporation	100,000	11,916,000
Wheaton Precious Metals Corporation	225,000	10,604,250
		22,520,250
Real Estate - 14.7%
Real Estate Owners & Developers - 14.7%
St. Joe Company (The)	215,800	12,509,926
Texas Pacific Land Corporation	76,500	44,256,015
		56,765,941
Technology - 10.3%
Technology Services - 10.3%
CDW Corporation	66,250	16,945,425
Jack Henry & Associates, Inc.	65,350	11,353,255
TD SYNNEX Corporation	102,500	11,592,750
		39,891,430

Total Common Stocks (Cost $258,735,613)		$379,923,701

MONEY MARKET FUNDS - 1.9%	Shares	Fair Value
Federated Hermes Government Obligations Tax-Managed Fund - Institutional Shares, 5.18% (a) (Cost $7,461,264)	7,461,264	$7,461,264

Total Investments at Fair Value - 100.1% (Cost $266,196,877)		$387,384,965

Liabilities in Excess of Other Assets - (0.1%)		(644,955)

Net Assets - 100.0%		$386,740,010

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of March 31, 2024.

AVE MARIA GROWTH FUND

SCHEDULE OF INVESTMENTS

March 31, 2024 (Unaudited)

COMMON STOCKS - 98.7%	Shares	Fair Value
Consumer Discretionary - 19.9%
Automotive - 1.8%
XPEL, Inc. *	350,000	$18,907,000

Leisure Facilities & Services - 1.3%
Atlanta Braves Holdings, Inc. - Series C *	350,786	13,701,701

Retail - Discretionary - 8.5%
Lowe's Companies, Inc.	131,000	33,369,630
O'Reilly Automotive, Inc. *	51,000	57,572,880
		90,942,510
Wholesale - Discretionary - 8.3%
Copart, Inc. *	1,540,000	89,196,800

Consumer Staples - 1.5%
Food - 1.5%
McCormick & Company, Inc.	200,000	15,362,000

Energy - 1.8%
Oil & Gas Producers - 1.8%
Chesapeake Energy Corporation	220,000	19,542,600

Financials - 2.2%
Asset Management - 2.2%
Brookfield Asset Management Ltd. - Class A	554,353	23,293,913

Health Care - 5.8%
Health Care Facilities & Services - 5.8%
Chemed Corporation	29,000	18,615,970
IQVIA Holdings, Inc. *	172,000	43,497,080
		62,113,050
Industrials - 11.4%
Aerospace & Defense - 4.3%
HEICO Corporation - Class A	299,377	46,086,095

Commercial Support Services - 6.6%
API Group Corporation *	1,795,000	70,489,650

Industrial Support Services - 0.5%
Watsco, Inc.	12,000	5,183,640

Materials - 7.3%
Chemicals - 2.9%
Valvoline, Inc. *	700,000	31,199,000

Containers & Packaging - 4.4%
AptarGroup, Inc.	325,000	46,764,250

AVE MARIA GROWTH FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.7% (Continued)	Shares	Fair Value
Real Estate - 3.8%
Real Estate Owners & Developers - 0.8%
Texas Pacific Land Corporation	15,000	$8,677,650

REITs - 3.0%
SBA Communications Corporation - Class A	149,000	32,288,300

Technology - 45.0%
Semiconductors - 16.1%
Alphawave IP Group plc *	1,600,000	3,533,881
BE Semiconductor Industries N.V.	10,000	1,531,642
Intel Corporation	440,000	19,434,800
NVIDIA Corporation	62,000	56,020,720
Silicon Laboratories, Inc. *	195,000	28,025,400
Silicon Motion Technology Corporation - ADR	150,000	11,541,000
SiTime Corporation *	110,045	10,259,496
Texas Instruments, Inc.	240,000	41,810,400
		172,157,339
Software - 10.7%
ANSYS, Inc. *	80,000	27,772,800
BlackLine, Inc. *	410,000	26,477,800
Roper Technologies, Inc.	71,500	40,100,060
Verra Mobility Corporation *	785,000	19,601,450
		113,952,110
Technology Services - 18.2%
Accenture plc - Class A	108,000	37,433,880
Broadridge Financial Solutions, Inc.	169,000	34,621,340
Mastercard, Inc. - Class A	142,000	68,382,940
Moody's Corporation	35,000	13,756,050
S&P Global, Inc.	96,000	40,843,200
		195,037,410

Total Common Stocks (Cost $564,268,302)		$1,054,895,018

MONEY MARKET FUNDS - 1.2%	Shares	Fair Value
Federated Hermes Government Obligations Tax-Managed Fund - Institutional Shares, 5.18% (a) (Cost $12,308,412)	12,308,412	$12,308,412

Total Investments at Fair Value - 99.9% (Cost $576,576,714)		$1,067,203,430

Other Assets in Excess of Liabilities - 0.1%		1,541,646

Net Assets - 100.0%		$1,068,745,076

ADR - American Depositary Receipt.

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of March 31, 2024.

AVE MARIA RISING DIVIDEND FUND

SCHEDULE OF INVESTMENTS

March 31, 2024 (Unaudited)

COMMON STOCKS - 98.8%	Shares	Fair Value
Communications - 1.4%
Internet Media & Services - 1.4%
Booking Holdings, Inc.	4,000	$14,511,520

Consumer Discretionary - 12.1%
Leisure Products - 0.5%
Thor Industries, Inc.	50,000	5,867,000

Retail - Discretionary - 11.6%
Genuine Parts Company	200,000	30,986,000
Lowe's Companies, Inc.	155,000	39,483,150
TJX Companies, Inc. (The)	300,000	30,426,000
Tractor Supply Company	79,500	20,806,740
		121,701,890
Consumer Staples - 2.5%
Beverages - 2.5%
Coca-Cola Europacific Partners plc	375,000	26,231,250

Energy - 7.3%
Oil & Gas Producers - 7.3%
Chevron Corporation	200,000	31,548,000
Diamondback Energy, Inc.	230,000	45,579,100
		77,127,100
Financials - 15.5%
Asset Management - 2.2%
Brookfield Corporation	550,000	23,028,500

Banking - 2.7%
Truist Financial Corporation	737,000	28,728,260

Insurance - 7.2%
Brown & Brown, Inc.	352,000	30,814,080
Chubb Ltd.	175,000	45,347,750
		76,161,830
Specialty Finance - 3.4%
Fidelity National Financial, Inc.	670,000	35,577,000

Health Care - 5.5%
Health Care Facilities & Services - 5.5%
Chemed Corporation	70,000	44,935,100
Quest Diagnostics, Inc.	95,000	12,645,450
		57,580,550
Industrials - 13.7%
Aerospace & Defense - 6.1%
HEICO Corporation - Class A	137,120	21,108,253
L3Harris Technologies, Inc.	51,000	10,868,100
Lockheed Martin Corporation	70,000	31,840,900
		63,817,253

AVE MARIA RISING DIVIDEND FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.8% (Continued)	Shares	Fair Value
Industrials - 13.7% (Continued)
Commercial Support Services - 2.4%
Rentokil Initial plc	4,222,000	$25,100,968

Electrical Equipment - 1.5%
A.O. Smith Corporation	180,000	16,102,800

Industrial Support Services - 3.7%
Fastenal Company	400,000	30,856,000
Watsco, Inc.	20,000	8,639,400
		39,495,400
Materials - 3.6%
Construction Materials - 3.6%
Carlisle Companies, Inc.	95,500	37,421,675

Real Estate - 6.0%
Real Estate Owners & Developers - 3.9%
Texas Pacific Land Corporation	72,000	41,652,720

REITs - 2.1%
SBA Communications Corporation - Class A	100,000	21,670,000

Technology - 31.2%
Semiconductors - 3.6%
Texas Instruments, Inc.	215,000	37,455,150

Software - 7.1%
ANSYS, Inc. *	70,000	24,301,200
Roper Technologies, Inc.	41,000	22,994,440
SS&C Technologies Holdings, Inc.	425,000	27,357,250
		74,652,890
Technology Services - 20.5%
Accenture plc - Class A	110,000	38,127,100
Broadridge Financial Solutions, Inc.	200,000	40,972,000
Jack Henry & Associates, Inc.	200,000	34,746,000
Mastercard, Inc. - Class A	85,000	40,933,450
Moody's Corporation	90,000	35,372,700
S&P Global, Inc.	60,000	25,527,000
		215,678,250

Total Common Stocks (Cost $667,498,564)		$1,039,562,006

AVE MARIA RISING DIVIDEND FUND

SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 1.3%	Shares	Fair Value
Federated Hermes Government Obligations Tax-Managed Fund - Institutional Shares, 5.18% (a) (Cost $14,123,726)	14,123,726	$14,123,726

Total Investments at Fair Value - 100.1% (Cost $681,622,290)		$1,053,685,732

Liabilities in Excess of Other Assets - (0.1%)		(932,927)

Net Assets - 100.0%		$1,052,752,805

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of March 31, 2024.

AVE MARIA WORLD EQUITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2024 (Unaudited)

COMMON STOCKS - 98.6%	Shares	Fair Value
Communications - 4.2%
Entertainment Content - 2.2%
Nintendo Company Ltd.	45,300	$2,471,631

Internet Media & Services - 2.0%
eDreams ODIGEO S.A. *	312,550	2,273,928

Consumer Discretionary - 11.0%
Home & Office Products - 2.8%
SharkNinja, Inc.	50,700	3,158,103

Leisure Facilities & Services - 3.8%
Alsea S.A.B. de C.V. *	623,920	3,076,777
Bowlero Corporation - Class A	89,700	1,228,890
		4,305,667
Leisure Products - 0.8%
MIPS AB	27,800	910,587

Retail - Discretionary - 1.6%
Lowe's Companies, Inc.	7,000	1,783,110

Specialty Retail - 2.0%
Auto Partner S.A.	330,409	2,216,064

Consumer Staples - 4.7%
Beverages - 2.7%
Coca-Cola Europacific Partners plc	43,500	3,042,825

Retail - Consumer Staples - 2.0%
B & M European Value Retail S.A.	324,800	2,239,031

Energy - 8.7%
Oil & Gas Producers - 8.7%
Canadian Natural Resources Ltd.	39,900	3,044,009
Diamondback Energy, Inc.	14,200	2,814,014
Hess Corporation	14,100	2,152,224
Pioneer Natural Resources Company	6,610	1,735,125
		9,745,372
Financials - 12.2%
Asset Management - 2.2%
Partners Group Holding AG	1,720	2,457,023

Banking - 2.3%
HDFC Bank Ltd. - ADR	47,150	2,638,985

Insurance - 5.5%
Chubb Ltd.	8,750	2,267,388
F&G Annuities & Life, Inc.	96,384	3,908,371
		6,175,759

AVE MARIA WORLD EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.6% (Continued)	Shares	Fair Value
Financials - 12.2% (Continued)
Specialty Finance - 2.2%
International Money Express, Inc. *	107,500	$2,454,225

Health Care - 9.1%
Health Care Facilities & Services - 1.5%
IQVIA Holdings, Inc. *	6,690	1,691,834

Medical Equipment & Devices - 7.6%
Alcon, Inc.	25,500	2,123,895
InMode Ltd. *	69,900	1,510,539
Mirion Technologies, Inc. *	109,300	1,242,741
Stevanato Group S.p.A.	112,481	3,610,640
		8,487,815
Industrials - 22.9%
Commercial Services - 2.1%
Karooooo Ltd.	51,685	1,295,226
Teleperformance S.A.	10,285	998,937
Teleperformance S.A. - ADR	551	26,680
		2,320,843
Commercial Support Services - 6.1%
Edenred SE	61,600	3,288,807
Franchise Brands plc	141,000	317,652
GFL Environmental, Inc.	94,700	3,267,150
		6,873,609
Diversified Industrials - 4.4%
Eaton Corporation plc	15,700	4,909,076

Electrical Equipment - 5.5%
Hammond Power Solutions, Inc. - Class A	34,000	3,639,934
TE Connectivity Ltd.	17,550	2,548,962
		6,188,896
Machinery - 1.6%
ITOCHU Corporation	28,000	1,202,797
Nidec Corporation	14,200	588,829
		1,791,626
Transportation & Logistics - 3.2%
Canadian National Railway Company	8,000	1,053,680
Grupo Aeroportuario del Pacifico S.A.B. de C.V. - Series B	161,400	2,592,330
		3,646,010
Materials - 0.3%
Construction Materials - 0.3%
SigmaRoc plc *	350,000	300,380

Real Estate - 1.1%
Real Estate Services - 1.1%
FirstService Corporation	7,500	1,243,500

AVE MARIA WORLD EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.6% (Continued)	Shares	Fair Value
Technology - 24.4%
IT Services - 4.0%
StoneCo Ltd. - Class A *	267,700	$4,446,497

Semiconductors - 3.9%
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	21,000	2,857,050
Texas Instruments, Inc.	8,500	1,480,785
		4,337,835
Software - 6.5%
SAP SE	26,000	5,062,219
Sapiens International Corporation N.V.	71,452	2,297,896
		7,360,115
Technology Services - 10.0%
Accenture plc - Class A	10,500	3,639,405
Mastercard, Inc. - Class A	10,000	4,815,700
S&P Global, Inc.	6,400	2,722,880
		11,177,985

Total Common Stocks (Cost $73,832,321)		$110,648,331

MONEY MARKET FUNDS - 1.8%	Shares	Fair Value
Federated Hermes Government Obligations Tax-Managed Fund - Institutional Shares, 5.18% (a) (Cost $2,020,964)	2,020,964	$2,020,964

Total Investments at Fair Value - 100.4% (Cost $75,853,285)		$112,669,295

Liabilities in Excess of Other Assets - (0.4%)		(496,185)

Net Assets - 100.0%		$112,173,110

ADR - American Depositary Receipt.

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of March 31, 2024.

AVE MARIA WORLD EQUITY FUND

SUMMARY OF COMMON STOCKS BY COUNTRY

March 31, 2024 (Unaudited)

Country	Value	% of Net Assets
United States **	$42,285,445	37.7%
Canada	12,248,273	10.9%
Switzerland	6,848,306	6.1%
United Kingdom	5,899,888	5.3%
Mexico	5,669,107	5.1%
Germany	5,062,219	4.5%
Brazil	4,446,497	4.0%
France	4,314,424	3.8%
Japan	4,263,257	3.8%
Israel	3,808,435	3.4%
Italy	3,610,640	3.2%
Taiwan	2,857,050	2.5%
India	2,638,985	2.3%
Spain	2,273,928	2.0%
Poland	2,216,064	2.0%
Singapore	1,295,226	1.2%
Sweden	910,587	0.8%
Total	$110,648,331	98.6%

**	Includes any company deemed to be a “non-U.S. company” as defined in the Fund’s Prospectus. According to the Fund’s Prospectus, a “non-U.S. company” is one that is headquartered outside the United States or has at least 50% of its revenues or operations outside of the United States during its most recent fiscal year, at the time of purchase.

AVE MARIA FOCUSED FUND

SCHEDULE OF INVESTMENTS

March 31, 2024 (Unaudited)

COMMON STOCKS - 99.8%	Shares	Fair Value
Communications - 30.4%
Internet Media & Services - 16.1%
eDreams ODIGEO S.A. *	1,313,620	$9,557,118

Telecommunications - 14.3%
DigitalBridge Group, Inc.	441,341	8,504,641

Consumer Discretionary - 6.4%
Leisure Facilities & Services - 6.4%
Alsea S.A.B. de C.V. *	366,100	1,805,373
First Watch Restaurant Group, Inc. *	80,724	1,987,425
		3,792,798
Energy - 4.8%
Oil & Gas Producers - 1.5%
Permian Basin Royalty Trust	70,693	855,385

Renewable Energy - 3.3%
Green Plains, Inc. *	85,587	1,978,772

Financials - 18.3%
Asset Management - 18.3%
Apollo Global Management, Inc.	32,628	3,669,019
Brookfield Corporation	86,220	3,610,031
Brookfield Reinsurance Ltd.	86,220	3,602,272
		10,881,322
Industrials - 25.1%
Commercial Support Services - 25.1%
API Group Corporation *	288,209	11,317,967
GFL Environmental, Inc.	103,422	3,568,059
		14,886,026
Materials - 8.5%
Construction Materials - 4.7%
SigmaRoc plc *	3,279,177	2,814,282

Metals & Mining - 3.8%
Ferroglobe plc	447,481	2,228,456

Real Estate - 2.1%
Real Estate Owners & Developers - 2.1%
Texas Pacific Land Corporation	2,139	1,237,433

Technology - 1.2%
Software - 1.2%
Cirata plc *	851,800	720,288

Utilities - 3.0%
Gas & Water Utilities - 3.0%
Secure Energy Services, Inc.	218,810	1,801,311

Total Common Stocks (Cost $50,296,301)		$59,257,832

AVE MARIA FOCUSED FUND

SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 0.3%	Shares	Fair Value
Federated Hermes Government Obligations Tax-Managed Fund - Institutional Shares, 5.18% (a) (Cost $173,603)	173,603	$173,603

Total Investments at Fair Value - 100.1% (Cost $50,469,904)		$59,431,435

Liabilities in Excess of Other Assets - (0.1%)		(62,680)

Net Assets - 100.0%		$59,368,755

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of March 31, 2024.

AVE MARIA BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2024 (Unaudited)

U.S. GOVERNMENT & AGENCIES - 22.4%	Par Value	Fair Value
U.S. Treasury Inflation-Protected Notes - 9.4% (a)
0.500%, due 04/15/24	$12,226,500	$12,233,486
2.375%, due 01/15/25	4,907,730	4,902,899
0.625%, due 01/15/26	6,488,800	6,303,785
2.000%, due 01/15/26	4,660,920	4,640,683
0.125%, due 04/15/26	5,879,200	5,632,296
0.375%, due 01/15/27	4,978,545	4,750,812
0.375%, due 07/15/27	8,193,835	7,801,085
0.500%, due 01/15/28	6,250,650	5,918,481
0.750%, due 07/15/28	3,071,150	2,936,247
		55,119,774
U.S. Treasury Notes - 13.0%
2.125%, due 11/30/24	10,000,000	9,797,852
1.375%, due 01/31/25	10,000,000	9,696,875
2.875%, due 06/15/25	10,000,000	9,758,984
4.500%, due 11/15/25	10,000,000	9,956,641
3.250%, due 06/30/29	10,000,000	9,542,578
1.500%, due 02/15/30	10,000,000	8,603,125
1.625%, due 05/15/31	10,000,000	8,434,375
4.500%, due 11/15/33	10,000,000	10,231,250
		76,021,680

Total U.S. Government & Agencies (Cost $136,254,689)		$131,141,454

CORPORATE BONDS - 53.9%	Par Value	Fair Value
Communications - 0.9%
Electronic Arts, Inc., 4.800%, due 03/01/26	$5,500,000	$5,468,543

Consumer Discretionary - 7.8%
Genuine Parts Company, 1.875%, due 11/01/30	775,000	629,404
Lowe's Companies, Inc., 3.125%, due 09/15/24	800,000	791,049
Lowe's Companies, Inc., 3.375%, due 09/15/25	1,500,000	1,461,661
Lowe's Companies, Inc., 2.500%, due 04/15/26	3,000,000	2,852,217
Lowe's Companies, Inc., 3.100%, due 05/03/27	9,050,000	8,585,593
Lowe's Companies, Inc., 1.300%, due 04/15/28	400,000	348,823
Lowe's Companies, Inc., 1.700%, due 10/15/30	925,000	756,270
Lowe's Companies, Inc., 3.750%, due 04/01/32	4,000,000	3,677,496
O'Reilly Automotive, Inc., 3.900%, due 06/01/29	767,000	734,254
O'Reilly Automotive, Inc., 4.200%, due 04/01/30	300,000	286,884
O'Reilly Automotive, Inc., 4.700%, due 06/15/32	2,800,000	2,737,124
Ross Stores, Inc., 3.375%, due 09/15/24	3,000,000	2,965,562
Ross Stores, Inc., 0.875%, due 04/15/26	5,255,000	4,831,571
Ross Stores, Inc., 4.700%, due 04/15/27	1,300,000	1,285,896
TJX Companies, Inc. (The), 2.250%, due 09/15/26	3,226,000	3,041,421
TJX Companies, Inc. (The), 1.150%, due 05/15/28	5,276,000	4,583,811
TJX Companies, Inc. (The), 3.875%, due 04/15/30	2,402,000	2,288,625
TJX Companies, Inc. (The), 1.600%, due 05/15/31	4,699,000	3,813,293
		45,670,954
Consumer Staples - 10.6%
Coca-Cola Company (The), 1.450%, due 06/01/27	5,452,000	4,963,369
Coca-Cola Company (The), 1.000%, due 03/15/28	1,000,000	877,332

AVE MARIA BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 53.9% (Continued)	Par Value	Fair Value
Consumer Staples - 10.6% (Continued)
Coca-Cola Company (The), 2.125%, due 09/06/29	$1,550,000	$1,375,301
Coca-Cola Company (The), 2.000%, due 03/05/31	1,000,000	846,472
Colgate-Palmolive Company, 3.100%, due 08/15/27	5,000,000	4,786,444
Colgate-Palmolive Company, 3.250%, due 08/15/32	2,750,000	2,485,140
Colgate-Palmolive Company, 4.600%, due 03/01/33	2,720,000	2,729,487
Hershey Company (The), 2.050%, due 11/15/24	3,200,000	3,134,492
Hershey Company (The), 0.900%, due 06/01/25	7,450,000	7,095,282
Hershey Company (The), 3.200%, due 08/21/25	645,000	630,255
Hershey Company (The), 2.300%, due 08/15/26	2,000,000	1,886,109
Hershey Company (The), 4.250%, due 05/04/28	1,350,000	1,338,336
Hershey Company (The), 2.450%, due 11/15/29	4,875,000	4,361,125
Hormel Foods Corporation, 1.700%, due 06/03/28	2,645,000	2,344,785
Hormel Foods Corporation, 1.800%, due 06/11/30	6,363,000	5,328,796
J.M. Smucker Company (The), 3.375%, due 12/15/27	3,750,000	3,547,504
J.M. Smucker Company (The), 2.125%, due 03/15/32	1,450,000	1,174,530
Kimberly-Clark Corporation, 2.650%, due 03/01/25	1,115,000	1,088,765
Kimberly-Clark Corporation, 2.750%, due 02/15/26	2,648,000	2,550,098
Kimberly-Clark Corporation, 1.050%, due 09/15/27	1,900,000	1,681,399
Kimberly-Clark Corporation, 3.950%, due 11/01/28	1,300,000	1,270,739
Kimberly-Clark Corporation, 3.200%, due 04/25/29	1,397,000	1,304,167
Kimberly-Clark Corporation, 3.100%, due 03/26/30	609,000	558,425
Kimberly-Clark Corporation, 2.000%, due 11/02/31	5,530,000	4,583,757
		61,942,109
Energy - 3.8%
Chevron Corporation, 3.900%, due 11/15/24	550,000	545,020
Chevron Corporation, 8.000%, due 04/01/27	2,600,000	2,830,526
Chevron Corporation, 1.995%, due 05/11/27	1,500,000	1,387,182
Chevron Corporation, 1.018%, due 08/12/27	1,150,000	1,021,656
Chevron Corporation, 3.250%, due 10/15/29	7,685,000	7,197,353
Exxon Mobil Corporation, 2.019%, due 08/16/24	2,650,000	2,617,838
Exxon Mobil Corporation, 2.709%, due 03/06/25	998,000	975,649
Exxon Mobil Corporation, 2.610%, due 10/15/30	180,000	159,555
Pioneer Natural Resources, 1.125%, due 01/15/26	2,578,000	2,399,771
Pioneer Natural Resources, 7.200%, due 01/15/28	1,936,000	2,061,765
Pioneer Natural Resources, 1.900%, due 08/15/30	1,530,000	1,285,512
		22,481,827
Financials - 3.1%
Chubb INA Holdings, Inc., 3.150%, due 03/15/25	4,309,000	4,219,633
Chubb INA Holdings, Inc., 3.350%, due 05/03/26	650,000	628,062
Chubb INA Holdings, Inc., 1.375%, due 09/15/30	5,700,000	4,639,319
Chubb INA Holdings, Inc., 5.000%, due 03/15/34	1,700,000	1,705,409
PNC Financial Services Group, Inc. (The), 3.250%, due 06/01/25	1,528,000	1,489,675
PNC Financial Services Group, Inc. (The), 3.150%, due 05/19/27	400,000	378,902
PNC Financial Services Group, Inc. (The), 3.250%, due 01/22/28	4,380,000	4,096,467
Truist Financial Corporation, 2.250%, due 03/11/30	900,000	749,316
		17,906,783
Health Care - 1.9%
Stryker Corporation, 3.375%, due 05/15/24	5,500,000	5,484,175
Stryker Corporation, 3.375%, due 11/01/25	1,026,000	996,383
Stryker Corporation, 3.500%, due 03/15/26	1,404,000	1,361,642

AVE MARIA BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 53.9% (Continued)	Par Value	Fair Value
Health Care - 1.9% (Continued)
Stryker Corporation, 3.650%, due 03/07/28	$500,000	$478,677
Stryker Corporation, 1.950%, due 06/15/30	3,200,000	2,701,246
		11,022,123
Industrials - 7.9%
Amphenol Corporation, 4.350%, due 06/01/29	5,950,000	5,796,056
Amphenol Corporation, 2.200%, due 09/15/31	2,000,000	1,656,882
Honeywell International, Inc., 1.100%, due 03/01/27	650,000	587,706
Honeywell International, Inc., 2.700%, due 08/15/29	650,000	589,502
Honeywell International, Inc., 1.750%, due 09/01/31	600,000	486,957
Honeywell International, Inc., 5.000%, due 02/15/33	1,700,000	1,717,275
Hubbell, Inc., 3.150%, due 08/15/27	5,632,000	5,310,958
Hubbell, Inc., 2.300%, due 03/15/31	470,000	392,353
Illinois Tool Works, Inc., 2.650%, due 11/15/26	10,601,000	10,056,206
Lockheed Martin Corporation, 3.550%, due 01/15/26	3,848,000	3,757,041
Lockheed Martin Corporation, 5.100%, due 11/15/27	3,057,000	3,093,598
Lockheed Martin Corporation, 4.450%, due 05/15/28	1,000,000	990,844
Lockheed Martin Corporation, 1.850%, due 06/15/30	1,000,000	843,022
Lockheed Martin Corporation, 5.250%, due 01/15/33	1,000,000	1,028,046
Lockheed Martin Corporation, 4.750%, due 02/15/34	650,000	641,729
PACCAR Financial Corporation, 1.800%, due 02/06/25	350,000	339,890
PACCAR Financial Corporation, 1.100%, due 05/11/26	835,000	772,320
PACCAR Financial Corporation, 2.000%, due 02/04/27	500,000	462,318
PACCAR Financial Corporation, 4.600%, due 01/10/28	1,050,000	1,045,973
United Parcel Service, Inc., 2.200%, due 09/01/24	3,410,000	3,362,166
United Parcel Service, Inc., 2.800%, due 11/15/24	1,000,000	984,028
United Parcel Service, Inc., 2.400%, due 11/15/26	1,869,000	1,759,133
United Parcel Service, Inc., 4.450%, due 04/01/30	740,000	733,694
		46,407,697
Materials - 3.2%
Carlisle Companies, Inc., 2.200%, due 03/01/32	4,500,000	3,614,435
Ecolab, Inc., 2.700%, due 11/01/26	6,438,000	6,115,046
Ecolab, Inc., 3.250%, due 12/01/27	3,676,000	3,489,461
Ecolab, Inc., 4.800%, due 03/24/30	1,745,000	1,754,763
Ecolab, Inc., 1.300%, due 01/30/31	1,450,000	1,158,972
Ecolab, Inc., 2.125%, due 02/01/32	1,775,000	1,475,264
RPM International, Inc., 3.750%, due 03/15/27	1,250,000	1,196,922
		18,804,863
Technology - 14.7%
Broadridge Financial Solutions, Inc., 3.400%, due 06/27/26	600,000	576,188
Broadridge Financial Solutions, Inc., 2.900%, due 12/01/29	6,800,000	6,024,175
Broadridge Financial Solutions, Inc., 2.600%, due 05/01/31	3,200,000	2,695,269
Cisco Systems, Inc., 3.500%, due 06/15/25	5,000,000	4,916,276
Cisco Systems, Inc., 2.950%, due 02/28/26	2,770,000	2,673,977
Cisco Systems, Inc., 2.500%, due 09/20/26	3,080,000	2,918,422
Mastercard, Inc., 3.375%, due 04/01/24	3,855,000	3,855,000
Mastercard, Inc., 2.000%, due 03/03/25	5,625,000	5,463,167
Mastercard, Inc., 2.950%, due 11/21/26	2,000,000	1,910,110
Mastercard, Inc., 3.300%, due 03/26/27	2,150,000	2,069,826
Mastercard, Inc., 3.500%, due 02/26/28	450,000	434,371
Mastercard, Inc., 2.000%, due 11/18/31	2,417,000	1,996,160

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 53.9% (Continued)	Par Value	Fair Value
Technology - 14.7% (Continued)
Mastercard, Inc., 4.850%, due 03/09/33	$1,000,000	$1,008,371
Moody's Corporation, 3.250%, due 01/15/28	6,206,000	5,899,805
Moody's Corporation, 4.250%, due 02/01/29	5,289,000	5,155,277
Moody's Corporation, 4.250%, due 08/08/32	2,328,000	2,216,103
S&P Global, Inc., 2.950%, due 01/22/27	3,675,000	3,492,355
S&P Global, Inc., 2.450%, due 03/01/27	3,000,000	2,808,656
S&P Global, Inc., 4.750%, due 08/01/28	1,115,000	1,114,064
S&P Global, Inc., 4.250%, due 05/01/29	427,000	416,148
S&P Global, Inc., 2.500%, due 12/01/29	700,000	620,097
S&P Global, Inc., 1.250%, due 08/15/30	2,600,000	2,101,637
S&P Global, Inc., 2.900%, due 03/01/32	2,200,000	1,916,956
Texas Instruments, Inc., 1.375%, due 03/12/25	1,160,000	1,119,573
Texas Instruments, Inc., 2.250%, due 09/04/29	1,112,000	985,477
Texas Instruments, Inc., 1.750%, due 05/04/30	4,880,000	4,124,100
Texas Instruments, Inc., 1.900%, due 09/15/31	2,000,000	1,666,468
Texas Instruments, Inc., 3.650%, due 08/16/32	1,293,000	1,200,960
Texas Instruments, Inc., 4.900%, due 03/14/33	1,400,000	1,414,645
Visa, Inc., 3.150%, due 12/14/25	3,905,000	3,797,979
Visa, Inc., 1.900%, due 04/15/27	3,854,000	3,565,988
Visa, Inc., 2.750%, due 09/15/27	6,051,000	5,690,612
		85,848,212

Total Corporate Bonds (Cost $326,028,064)		$315,553,111

COMMON STOCKS - 19.4%	Shares	Fair Value
Consumer Discretionary - 1.0%
Retail - Discretionary - 1.0%
Genuine Parts Company	40,000	$6,197,200

Consumer Staples - 1.8%
Beverages - 1.8%
Coca-Cola Europacific Partners plc	150,000	10,492,500

Energy - 4.6%
Oil & Gas Producers - 4.6%
Chevron Corporation	50,000	7,887,000
Diamondback Energy, Inc.	37,000	7,332,290
Exxon Mobil Corporation	100,000	11,624,000
		26,843,290
Financials - 3.8%
Banking - 2.2%
Truist Financial Corporation	325,000	12,668,500

Specialty Finance - 1.6%
Fidelity National Financial, Inc.	180,000	9,558,000

Health Care - 0.5%
Medical Equipment & Devices - 0.5%
Medtronic plc	34,000	2,963,100

AVE MARIA BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 19.4% (Continued)	Shares	Fair Value
Industrials - 5.4%
Aerospace & Defense - 1.6%
Lockheed Martin Corporation	20,000	$9,097,400

Industrial Support Services - 3.2%
Fastenal Company	106,000	8,176,840
Watsco, Inc.	24,000	10,367,280
		18,544,120
Transportation & Logistics - 0.6%
United Parcel Service, Inc. - Class B	25,000	3,715,750

Real Estate - 1.2%
Real Estate Owners & Developers - 1.2%
Texas Pacific Land Corporation	12,000	6,942,120

Technology - 1.1%
Semiconductors - 1.1%
Texas Instruments, Inc.	37,000	6,445,770

Total Common Stocks (Cost $69,943,946)		$113,467,750

MONEY MARKET FUNDS - 5.6%	Shares	Fair Value
Federated Hermes Government Obligations Tax-Managed Fund - Institutional Shares, 5.18% (b)	18,401,569	$18,401,569
Federated Hermes Treasury Obligations Fund - Institutional Shares, 5.17% (b)	14,083,111	14,083,111
Total Money Market Funds (Cost $32,484,680)		$32,484,680

Total Investments at Fair Value - 101.3% (Cost $564,711,379)		$592,646,995

Liabilities in Excess of Other Assets - (1.3%)		(7,700,910)

Net Assets - 100.0%		$584,946,085

(a)	Interest rate for this investment is the stated rate. Interest payments are determined based on the inflation adjusted principal.
(b)	The rate shown is the 7-day effective yield as of March 31, 2024.

SCHWARTZ VALUE FOCUSED FUND

SCHEDULE OF INVESTMENTS

March 31, 2024 (Unaudited)

COMMON STOCKS - 98.2%	Shares	Fair Value
Consumer Discretionary - 11.4%
Home Construction - 6.0%
Masco Corporation	24,800	$1,956,224

Leisure Facilities & Services - 3.6%
Madison Square Garden Sports Corporation *	6,400	1,180,928

Leisure Products - 1.8%
YETI Holdings, Inc. *	15,300	589,815

Energy - 19.9%
Oil & Gas Producers - 14.9%
ConocoPhillips	9,000	1,145,520
Devon Energy Corporation	20,000	1,003,600
Occidental Petroleum Corporation	6,000	389,940
Pioneer Natural Resources Company	9,000	2,362,500
		4,901,560
Oil & Gas Services & Equipment - 5.0%
Schlumberger Ltd.	29,800	1,633,338

Financials - 11.3%
Institutional Financial Services - 7.4%
CME Group, Inc.	5,100	1,097,979
Intercontinental Exchange, Inc.	9,800	1,346,814
		2,444,793
Insurance - 3.9%
Berkshire Hathaway, Inc. - Class A *	2	1,268,880

Industrials - 2.9%
Electrical Equipment - 2.9%
A.O. Smith Corporation	10,600	948,276

Materials - 2.9%
Metals & Mining - 2.9%
Franco-Nevada Corporation	2,200	262,152
Pan American Silver Corporation	45,500	686,140
		948,292
Real Estate - 38.4%
Real Estate Owners & Developers - 38.4%
St. Joe Company (The)	52,600	3,049,222

SCHWARTZ VALUE FOCUSED FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.2% (Continued)	Shares	Fair Value
Real Estate - 38.4% (Continued)
Real Estate Owners & Developers - 38.4% (Continued)
Texas Pacific Land Corporation	16,500	$9,545,415
		12,594,637
Technology - 11.4%
Technology Services - 11.4%
Mastercard, Inc. - Class A	4,500	2,167,065
Moody's Corporation	4,000	1,572,120
		3,739,185

Total Common Stocks (Cost $15,380,409)		$32,205,928

MONEY MARKET FUNDS - 1.9%	Shares	Fair Value
Federated Hermes Government Obligations Tax-Managed Fund - Institutional Shares, 5.18% (a) (Cost $633,051)	633,051	$633,051

Total Investments at Fair Value - 100.1% (Cost $16,013,460)		$32,838,979

Liabilities in Excess of Other Assets - (0.1%)		(32,433)

Net Assets - 100.0%		$32,806,546

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of March 31, 2024.